OTHER (LOSSES) AND GAIN (Tables)	12 Months Ended
Dec. 31, 2017
OTHER (LOSSES) AND GAIN
Schedule of other (losses) and gains

	01.01.2017	01.01.2016	01.01.2015
Details	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$

Gains (loss) on derivative transactions	—	(1,466)	(1,620,304)
(Losses) gains on ineffective portion of hedge derivatives	(2,536,079)	(3,378,484)	(4,698,187)
Other income and (expenses)	(1,190)	(7,427)	17,370

Total	(2,537,269)	(3,387,377)	(6,301,121)